Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 175.4	$ 173.2	$ 348.3	$ 345.7	$ 690.5	$ 678.6	$ 703.3
Recurring Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	167.3	165.1	332.0	330.0	657.4	648.6	691.8
Non Recurring Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 8.1	$ 8.1	$ 16.3	$ 15.7	$ 33.1	$ 30.0	$ 11.5